EVENTS AFTER THE REPORTING PERIOD (Details) - USD ($) $ in Thousands		6 Months Ended
	Jul. 01, 2025	Jun. 30, 2025	Jun. 30, 2024	Sep. 01, 2025	Aug. 14, 2025	Aug. 12, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Nov. 30, 2022
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Principal repayment		$ 23,381	$ 0
Interest payment		$ 1,875	$ 174
Share repurchase program, authorized, amount							$ 10,000	$ 10,000	$ 10,000	$ 10,000
Repayment of debt
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Principal repayment	$ 2,800
Interest payment	$ 1,600
Business combination | Spotlight.Vegas | Forecast
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Consideration payable at closing				$ 8
Acquisition earnout consideration (up to)				$ 22
Option to pay consideration payable at closing in ordinary shares, percentage				25.00%
Option to pay earnout consideration in ordinary shares, percentage				50.00%
Potential ordinary share transactions
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Share repurchase program, authorized, amount					$ 10,000
Share repurchase program, amount available						$ 10,000